CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Net Cash Provided by (Used in) Operating Activities [Abstract]
Net loss	$ (76,356)	$ (46,689)
Adjustments to reconcile net loss to net cash used in operating activities:
Share-based compensation expense	2,527	2,531
Gain on change in fair value of SAFE and warrant liabilities	1,949	563
Bad debt expense and recoveries	0	(27)
Depreciation of property, plant and equipment	4,660	3,806
Non-cash lease expense	1,825	1,679
Non-cash recognition of licensing revenue	(2,160)	(2,022)
Loss from equity method investees, net	(1,992)	(1,945)
Gain (Loss) on Extinguishment of Debt	0	(3,065)
Gain from disposal of PPE	(49)	0
Net foreign exchange (gain) loss	668	55
Changes in operating assets and liabilities:
Accounts receivable, net	(8,817)	2,670
Contract assets	(6,246)	(5,514)
Other assets	(5,127)	(941)
Accounts payable and accrued salaries and wages	8,243	1,256
Contract liabilities	(488)	5,762
Operating lease liabilities	(2,028)	(1,618)
Other liabilities	(1,312)	908
Net cash used in operating activities	(84,703)	(42,591)
Cash Flows From Investing Activities:
Purchase of property, plant and equipment	(10,735)	(5,752)
Proceeds from disposal of property, plant and equipment	49	5
Net cash used in investing activities	(10,686)	(5,747)
Cash Flows From Financing Activities:
Proceeds from issue of equity instruments of the Company	1,194	83,831
Proceeds from Warrant Exercises	0	3,150
Proceeds received from private placement	50,000	30,000
Repurchase of equity instruments of the Company	(649)	(396)
Repayments of Debt	0	(570)
Net cash provided by financing activities	50,545	116,015
Net increase (decrease) in cash, cash equivalents and restricted cash	(44,844)	67,677
Cash, cash equivalents and restricted cash at beginning of period	128,732	60,909
Effects of currency translation on cash, cash equivalents and restricted cash	(178)	146
Cash, cash equivalents and restricted cash at end of period	83,710	128,732
Supplemental disclosure of non-cash investing and financing activities:
Acquisition of property, plant and equipment under accounts payable	246	708
Receipt of common shares as payment for option exercises	1,944	938
Right-of-use asset additions	4,108	0
Noncash Loan Forgiveness	$ 0	$ 3,065